Fair Value of Company's Pension Plan Assets by Category (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 Gratuity Plan USD ($)	Mar. 31, 2013 Gratuity Plan INR	Mar. 31, 2012 Gratuity Plan USD ($)	Mar. 31, 2012 Gratuity Plan INR	Mar. 31, 2011 Gratuity Plan INR	Mar. 31, 2013 Gratuity Plan Mutual Funds USD ($)	Mar. 31, 2013 Gratuity Plan Mutual Funds INR	Mar. 31, 2012 Gratuity Plan Mutual Funds INR	Mar. 31, 2012 Gratuity Plan Long Term Bond Mutual Funds INR	Mar. 31, 2012 Gratuity Plan Fair Value, Inputs, Level 2 INR	Mar. 31, 2013 Gratuity Plan Fair Value, Inputs, Level 2 Mutual Funds INR	Mar. 31, 2012 Gratuity Plan Fair Value, Inputs, Level 2 Mutual Funds INR	Mar. 31, 2012 Gratuity Plan Fair Value, Inputs, Level 2 Long Term Bond Mutual Funds INR	Mar. 31, 2013 Foreign Pension Plans, Defined Benefit USD ($)	Mar. 31, 2013 Foreign Pension Plans, Defined Benefit INR	Mar. 31, 2012 Foreign Pension Plans, Defined Benefit INR	Mar. 31, 2013 Foreign Pension Plans, Defined Benefit Cash and Cash Equivalents INR	Mar. 31, 2012 Foreign Pension Plans, Defined Benefit Cash and Cash Equivalents INR	Mar. 31, 2013 Foreign Pension Plans, Defined Benefit Mutual Funds Equities Canada USD ($)	Mar. 31, 2013 Foreign Pension Plans, Defined Benefit Mutual Funds Equities Canada INR	Mar. 31, 2012 Foreign Pension Plans, Defined Benefit Mutual Funds Equities Canada INR	Mar. 31, 2013 Foreign Pension Plans, Defined Benefit Mutual Funds Equities Other Country USD ($)	Mar. 31, 2013 Foreign Pension Plans, Defined Benefit Mutual Funds Equities Other Country INR	Mar. 31, 2012 Foreign Pension Plans, Defined Benefit Mutual Funds Equities Other Country INR	Mar. 31, 2013 Foreign Pension Plans, Defined Benefit Mutual Fund (Money Market) Canada USD ($)	Mar. 31, 2013 Foreign Pension Plans, Defined Benefit Mutual Fund (Money Market) Canada INR	Mar. 31, 2012 Foreign Pension Plans, Defined Benefit Mutual Fund (Money Market) Canada INR	Mar. 31, 2013 Foreign Pension Plans, Defined Benefit Mutual Fund (Debt) Canada USD ($)	Mar. 31, 2013 Foreign Pension Plans, Defined Benefit Mutual Fund (Debt) Canada INR	Mar. 31, 2012 Foreign Pension Plans, Defined Benefit Mutual Fund (Debt) Canada INR	Mar. 31, 2013 Foreign Pension Plans, Defined Benefit Fair Value, Inputs, Level 1 INR	Mar. 31, 2012 Foreign Pension Plans, Defined Benefit Fair Value, Inputs, Level 1 INR	Mar. 31, 2013 Foreign Pension Plans, Defined Benefit Fair Value, Inputs, Level 1 Cash and Cash Equivalents INR	Mar. 31, 2012 Foreign Pension Plans, Defined Benefit Fair Value, Inputs, Level 1 Cash and Cash Equivalents INR	Mar. 31, 2013 Foreign Pension Plans, Defined Benefit Fair Value, Inputs, Level 1 Mutual Funds Equities Canada INR	Mar. 31, 2012 Foreign Pension Plans, Defined Benefit Fair Value, Inputs, Level 1 Mutual Funds Equities Canada INR	Mar. 31, 2013 Foreign Pension Plans, Defined Benefit Fair Value, Inputs, Level 1 Mutual Funds Equities Other Country INR	Mar. 31, 2012 Foreign Pension Plans, Defined Benefit Fair Value, Inputs, Level 1 Mutual Funds Equities Other Country INR	Mar. 31, 2013 Foreign Pension Plans, Defined Benefit Fair Value, Inputs, Level 1 Mutual Fund (Money Market) Canada INR	Mar. 31, 2012 Foreign Pension Plans, Defined Benefit Fair Value, Inputs, Level 1 Mutual Fund (Money Market) Canada INR	Mar. 31, 2013 Foreign Pension Plans, Defined Benefit Fair Value, Inputs, Level 1 Mutual Fund (Debt) Canada INR	Mar. 31, 2012 Foreign Pension Plans, Defined Benefit Fair Value, Inputs, Level 1 Mutual Fund (Debt) Canada INR
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 11	563	$ 10	542	496	$ 11	563	541	1	542	563	541	1	$ 228	12,431	11,780	19	21	$ 17	947	846	$ 19	1,003	916	$ 5	272	288	$ 187	10,190	9,709	12,431	11,780	19	21	947	846	1,003	916	272	288	10,190	9,709